Other current assets (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Other Assets [Abstract]
Reimbursable amounts due from customers	$ 23.5	$ 18.5
Mobilization revenue receivable - short-term	42.0	42.0
Favorable contracts to be amortized - short-term	70.5	40.5
Insurance receivable	12.1	14.9
Prepaid expenses	13.1	11.2
Other	5.4	2.2
Total other current assets	$ 166.6	$ 129.3